Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust
Entity Central Index Key	0000718891
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity California Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity® California Municipal Income Fund
Trading Symbol	FCTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® California Municipal Income Fund $10,000 $10,393 $10,354 $10,630 $11,043 $12,111 $12,133 $12,052 $11,447 $12,077 $12,504 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,404 $10,407 $10,682 $11,098 $12,183 $12,256 $12,165 $11,587 $12,224 $12,543 Bloomberg Municipal Bond Index $10,000 $10,395 $10,421 $10,682 $11,123 $12,175 $12,304 $12,223 $11,600 $12,228 $12,590 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® California Municipal Income Fund 3.54% 0.64% 2.26% Bloomberg California 4+ Year Enhanced Municipal Linked Index 2.61% 0.58% 2.29% Bloomberg Municipal Bond Index 2.96% 0.67% 2.33% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,635,977,503
Holdings Count | shares	635
Advisory Fees Paid, Amount	$ 6,805,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Transportation 23.2 Health Care 12.3 Education 11.4 Others(Individually Less Than 5%) 15.3 100.0 AAA 1.9 AA 51.6 A 32.5 BBB 9.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 51.6 A - 32.5 BBB - 9.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor California Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class M
Trading Symbol	FCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,957 $9,883 $10,116 $10,477 $11,454 $11,445 $11,341 $10,750 $11,303 $11,685 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,404 $10,407 $10,682 $11,098 $12,183 $12,256 $12,165 $11,587 $12,224 $12,543 Bloomberg Municipal Bond Index $10,000 $10,395 $10,421 $10,682 $11,123 $12,175 $12,304 $12,223 $11,600 $12,228 $12,590 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -0.76% -0.42% 1.57% Class M (without 4.00% sales charge) 3.38% 0.40% 1.98% Bloomberg California 4+ Year Enhanced Municipal Linked Index 2.61% 0.58% 2.29% Bloomberg Municipal Bond Index 2.96% 0.67% 2.33% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,635,977,503
Holdings Count | shares	635
Advisory Fees Paid, Amount	$ 6,805,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Transportation 23.2 Health Care 12.3 Education 11.4 Others(Individually Less Than 5%) 15.3 100.0 AAA 1.9 AA 51.6 A 32.5 BBB 9.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 51.6 A - 32.5 BBB - 9.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor California Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class Z
Trading Symbol	FIJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2025. Initial investment of $10,000. Class Z $10,000 $10,293 $11,290 $11,314 $11,242 $10,683 $11,264 $11,675 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,266 $11,269 $11,337 $11,252 $10,718 $11,307 $11,602 Bloomberg Municipal Bond Index $10,000 $10,299 $11,273 $11,393 $11,318 $10,741 $11,323 $11,658 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 3.66% 0.67% 2.44% Bloomberg California 4+ Year Enhanced Municipal Linked Index 2.61% 0.58% 2.34% Bloomberg Municipal Bond Index 2.96% 0.67% 2.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,635,977,503
Holdings Count | shares	635
Advisory Fees Paid, Amount	$ 6,805,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Transportation 23.2 Health Care 12.3 Education 11.4 Others(Individually Less Than 5%) 15.3 100.0 AAA 1.9 AA 51.6 A 32.5 BBB 9.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 51.6 A - 32.5 BBB - 9.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class C
Trading Symbol	FCMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class C $10,000 $10,288 $10,139 $10,295 $10,579 $11,478 $11,375 $11,177 $10,503 $11,035 $11,397 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,404 $10,407 $10,682 $11,098 $12,183 $12,256 $12,165 $11,587 $12,224 $12,543 Bloomberg Municipal Bond Index $10,000 $10,395 $10,421 $10,682 $11,123 $12,175 $12,304 $12,223 $11,600 $12,228 $12,590 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 1.54% -0.43% 1.32% Class C 2.54% -0.43% 1.32% Bloomberg California 4+ Year Enhanced Municipal Linked Index 2.61% 0.58% 2.29% Bloomberg Municipal Bond Index 2.96% 0.67% 2.33% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,635,977,503
Holdings Count | shares	635
Advisory Fees Paid, Amount	$ 6,805,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Transportation 23.2 Health Care 12.3 Education 11.4 Others(Individually Less Than 5%) 15.3 100.0 AAA 1.9 AA 51.6 A 32.5 BBB 9.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 51.6 A - 32.5 BBB - 9.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity California Limited Term Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Limited Term Tax-Free Bond Fund
Class Name	Fidelity® California Limited Term Tax-Free Bond Fund
Trading Symbol	FCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning detracted, with an overweight in the 10-year part of the yield curve.
•Lastly, pricing factors detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® California Limited Term Tax-Free Bond Fund $10,000 $10,217 $10,190 $10,255 $10,525 $10,999 $11,119 $10,935 $10,688 $11,071 $11,395 Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index $10,000 $10,226 $10,227 $10,281 $10,558 $10,993 $11,145 $10,965 $10,791 $11,187 $11,506 Bloomberg Municipal Bond Index $10,000 $10,395 $10,421 $10,682 $11,123 $12,175 $12,304 $12,223 $11,600 $12,228 $12,590 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® California Limited Term Tax-Free Bond Fund 2.93% 0.71% 1.31% Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index 2.85% 0.92% 1.41% Bloomberg Municipal Bond Index 2.96% 0.67% 2.33% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 553,687,931
Holdings Count | shares	302
Advisory Fees Paid, Amount	$ 1,044,777
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$553,687,931
Number of Holdings	302
Total Advisory Fee	$1,044,777
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 45.1 Health Care 15.0 Education 11.1 Transportation 6.1 Electric Utilities 5.8 Others(Individually Less Than 5%) 16.9 100.0 AAA 6.3 AA 59.1 A 22.9 BBB 7.3 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.3 AA - 59.1 A - 22.9 BBB - 7.3 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class I
Trading Symbol	FCMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class I $10,000 $10,391 $10,343 $10,609 $11,010 $12,063 $12,074 $11,983 $11,374 $11,978 $12,400 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,404 $10,407 $10,682 $11,098 $12,183 $12,256 $12,165 $11,587 $12,224 $12,543 Bloomberg Municipal Bond Index $10,000 $10,395 $10,421 $10,682 $11,123 $12,175 $12,304 $12,223 $11,600 $12,228 $12,590 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 3.52% 0.55% 2.17% Bloomberg California 4+ Year Enhanced Municipal Linked Index 2.61% 0.58% 2.29% Bloomberg Municipal Bond Index 2.96% 0.67% 2.33% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,635,977,503
Holdings Count | shares	635
Advisory Fees Paid, Amount	$ 6,805,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Transportation 23.2 Health Care 12.3 Education 11.4 Others(Individually Less Than 5%) 15.3 100.0 AAA 1.9 AA 51.6 A 32.5 BBB 9.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 51.6 A - 32.5 BBB - 9.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class A
Trading Symbol	FCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,951 $9,881 $10,110 $10,467 $11,440 $11,423 $11,309 $10,707 $11,249 $11,619 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,404 $10,407 $10,682 $11,098 $12,183 $12,256 $12,165 $11,587 $12,224 $12,543 Bloomberg Municipal Bond Index $10,000 $10,395 $10,421 $10,682 $11,123 $12,175 $12,304 $12,223 $11,600 $12,228 $12,590 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -0.85% -0.51% 1.51% Class A (without 4.00% sales charge) 3.28% 0.31% 1.93% Bloomberg California 4+ Year Enhanced Municipal Linked Index 2.61% 0.58% 2.29% Bloomberg Municipal Bond Index 2.96% 0.67% 2.33% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,635,977,503
Holdings Count | shares	635
Advisory Fees Paid, Amount	$ 6,805,272
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Transportation 23.2 Health Care 12.3 Education 11.4 Others(Individually Less Than 5%) 15.3 100.0 AAA 1.9 AA 51.6 A 32.5 BBB 9.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.9 AA - 51.6 A - 32.5 BBB - 9.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec